Summary of significant accounting policies - Intangible Assets, net (Details)	Jun. 30, 2025
Minimum
Intangible assets, net
Useful life	5 years
Maximum
Intangible assets, net
Useful life	10 years
Software | Minimum
Intangible assets, net
Useful life	5 years
Software | Maximum
Intangible assets, net
Useful life	10 years